Intangible assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Intangible assets (Tables)
Schedule of amortization of assets
Remaining in 2020	$10,292
2021	41,042
2022	41,042
2023	41,042
2024	41,042
Thereafter	438,902
$572,320

Schedule of intangible assets
	Gross Carrying	Accumulated		Weighted
	Amount	Amortization	Net	Average Life
Trade name	$70,233	$-	$70,233	Indefinite
Customer relationships	412,860	28,957	383,903	14
Intellectual Property	202,771	14,354	188,417	14

Total	$685,864	$43,311	$642,553

	Gross Carrying Amount	Accumulated Amortization	Net	Weighted Average Life
Trade name	$70,233	$-	$70,233	Indefinite
Customer relationships	412,860	8,295	404,565	14.7
Intellectual Property	202,771	4,140	198,631	14.7

Total	$685,864	$12,435	$673,429